Acquisition of Evelyn Partners - Impact on the consolidated income statement (Details) £ in Millions	6 Months Ended
Jun. 30, 2026 GBP (£)
Evelyn Partners
Acquisition of Evelyn Partners
Acquisition-related costs	£ 28